Investment Company Accounting (Tables)	12 Months Ended
Mar. 31, 2011
Investment Company Accounting
Schedule of Aggregate Fair Value and the Cost of Investments

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Closing cost(1)	¥249,609	¥148,358	$1,793
Gross unrealized appreciation	104,056	104,807	1,266
Gross unrealized depreciation	(86,497)	(44,411)	(537)

Closing fair value	¥267,168	¥208,754	$2,522

(1)	Cost is defined as the historical cost of each investment (i.e. purchase price) as adjusted for subsequent additional investment.

Schedule of Performance of the Investments

	Millions of yen			Translation into millions of U.S. dollars
	March 31
	2009	2010	2011	2011
Opening fair value	¥306,354	¥253,693	¥267,168	$3,228
Purchase / (sales) of investees during the period(1)	36,414	(5,004)	(70,292)	(850)
Realized gains / (losses) during the period(2)	49,493	(2,212)	10,070	122
Change in unrealized gains / (losses) during the period(3)	(138,568)	20,691	1,808	22

Closing fair value	¥253,693	¥267,168	¥208,754	$2,522

(1)	Acquisition cost of new investees and additional investments or sales proceeds of investees disposed of during the period.
(2)	Realized gains and losses are calculated as the difference between sales proceeds and the adjusted historical cost of the investment.
(3)	Includes the effect of foreign exchange movements.